Related Party Transactions (Summary of Related Party Outstanding Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Miscellaneous	$ 89,661	$ 62,524
Axionlog Distribution B.V. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable	0	1,854
Other receivables	1,050	2,266
Miscellaneous	3,612	1,729
Accounts payable	$ (10,355)	$ (5,110)